UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number 811-22475

Excelsior Private Markets Fund II (TI), LLC
(Exact name of registrant as specified in charter)

100 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)

James D. Bowden

Bank of America Capital Advisors, LLC

100 Federal Street

Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:        1-866-637-2587

Date of fiscal year end:    March 31

Date of reporting period:    September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

Excelsior Private Markets Fund II (TI), LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2013

Excelsior Private Markets Fund II (TI), LLC
For the six months ended September 30, 2013
Index	Page No.

FINANCIAL INFORMATION (Unaudited)

Statement of Assets, Liabilities and Members’ Equity – Net Assets	1

Statement of Operations	2

Statements of Changes in Members’ Equity – Net Assets	3

Statement of Cash Flows	4

Financial Highlights	5

Notes to Financial Statements	6 – 13

Supplemental Information	14

Excelsior Private Markets Fund II (TI), LLC
Statement of Assets, Liabilities and Members’ Equity – Net Assets
September 30, 2013 (Unaudited)

Assets

Investment in the Company, at fair value	$21,830,971
Cash and cash equivalents	697,851
Other assets	804

Total Assets	$22,529,626

Liabilities

Management fee payable	$21,118
Professional fees payable	10,267
Custody fees payable	1,422
Other payables	4,291

Total Liabilities	37,098

Members’ Equity - Net Assets	$22,492,528

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$24,098,990
Members' capital distributed	(6,024,748)
Accumulated net investment loss	(1,694,816)
Accumulated realized gain on investments	1,793,282
Accumulated net unrealized appreciation on investments	4,319,820

Total Members' Equity - Net Assets	$22,492,528

Units of Membership Interests outstanding (unlimited units authorized)	28,128.93
Net Asset Value Per Unit	$799.62

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an

integral part of these financial statements.

1

Excelsior Private Markets Fund II (TI), LLC
Statement of Operations
For the six months ended September 30, 2013 (Unaudited)

Net Investment Loss Allocated from the Company:

Interest income	$43
Expenses	(369,905)

Total Net Investment Loss Allocated from the Company	(369,862)

Fund Income:

Interest income	36

Fund Expenses:

Management fee	133,225
Professional fees	10,565
Administration fee	9,750
Custody fees	4,416
Other fees	13,515

Total Fund Expenses	171,471

Net Investment Loss	(541,297)

Net Realized and Unrealized Gain on Investment in the Company (Note 2)

Net realized gain on investment	654,109
Net change in unrealized appreciation on investment	2,131,023

Net Realized and Unrealized Gain on Investment in the Company	2,785,132

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$2,243,835

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an

integral part of these financial statements.

2

Excelsior Private Markets Fund II (TI), LLC
Statement of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2013 (Audited)

	Members	Investment Adviser (Note 3)	Total
Members' committed capital	$59,645,000	$602,475	$60,247,475

Members' capital at April 1, 2012	$17,187,854	$-	$17,187,854
Capital contributions	6,147,650	222,916	6,370,566
Capital distributions	(5,964,500)	(60,248)	(6,024,748)
Net investment loss	(625,609)	(11,535)	(637,144)
Net realized gain on investment in the Company	886,758	11,392	898,150
Change in net unrealized appreciation on investment in the Company	624,703	21,888	646,591
Members' capital at March 31, 2013	$18,256,856	$184,413	$18,441,269

For the six months ended September 30, 2013 (Unaudited)

	Members	Investment Adviser (Note 3)	Total
Members' committed capital	$59,645,000	$602,475	$60,247,475

Members' capital at April 1, 2013	$18,256,856	$184,413	$18,441,269
Capital contributions	1,789,350	18,074	1,807,424
Net investment loss	(535,884)	(5,413)	(541,297)
Net realized gain on investment in the Company	647,568	6,541	654,109
Change in net unrealized appreciation on investment in the Company	2,109,713	21,310	2,131,023
Members' capital at September 30, 2013	$22,267,603	$224,925	$22,492,528

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an

integral part of these financial statements.

3

Excelsior Private Markets Fund II (TI), LLC
Statement of Cash Flows
For the six months ended September 30, 2013 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$2,243,835
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Company	(1,807,424)
Change in fair value of investment in the Company	(2,415,270)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid management fees	112,107
(Increase) decrease in other assets	4,787
Increase (decrease) in management fee payable	21,118
Increase (decrease) in professional fees payable	2,236
Increase (decrease) in administration fee payable	(4,875)
Increase (decrease) in custody fees payable	649
Increase (decrease) in other payables	(988)

Net cash provided by (used in) operating activities	(1,843,825)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	1,807,424

Net cash provided by/(used in) financing activities	1,807,424

Net change in cash and cash equivalents	(36,401)
Cash and cash equivalents at beginning of period	734,252

Cash and cash equivalents at end of period	$697,851

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an

integral part of these financial statements.

4

Excelsior Private Markets Fund II (TI), LLC
Financial Highlights

	For the six months ended September 30, 2013 (Unaudited)	For the year ended March 31, 2013	Period from the Commencement of Operations (August 10, 2011) through March 31, 2012
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$715.98	$966.62	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(20.05)	(15.51)	(135.15)
Net realized and unrealized gain on investments	103.69	67.56	101.77
Net increase/(decrease) in net assets resulting from operations after incentive carried interest	83.64	52.05	(33.38)

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-	(302.69)	-
NET ASSET VALUE, END OF PERIOD	$799.62	$715.98	$966.62
TOTAL NET ASSET VALUE RETURN (1), (3)	11.68%	4.55%	7.96%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	$22,493	$18,441	$17,188
Ratios to Average Members' Equity - Net Assets: (4)
Expenses excluding incentive carried interest	5.42%	4.00%	6.48%
Net change in incentive carried interest	-	-	-
Expenses plus incentive carried interest	5.42%	4.00%	6.48%
Net investment loss excluding incentive carried interest	(5.42)%	(4.00)%	(6.48)%
Portfolio Turnover Rate	0.00%	42.12%	188.50%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest, including expenses (5)	14.42%	10.50%	26.87%
Internal Rate of Return after incentive carried interest, including expenses (6)	14.42%	10.50%	26.87%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	The net asset value for the year ended March 31, 2012, represents the initial contribution per unit of $1,000. The initial net asset value per unit of $1,000 was adjusted for the subsequent contributions made at a per unit value of $891.67, $720.58, and $761.92.
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Fund during the period and assumes distributions, if any, were reinvested. The Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Ratios include expenses allocated from the Company. Ratios for the six months ended September 30, 2013 have been annualized excluding the incentive carried interest.
(5)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets before incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser. For the period ended March 31, 2012, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.
(6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets after incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser. For the period ended March 31, 2012, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an

integral part of these financial statements.

5

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2013 (Unaudited)

1. Organization

Excelsior Private Markets Fund II (TI), LLC (the “TI Fund”) is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TI Fund was organized as a Delaware limited liability company on September 8, 2010. The TI Fund commenced operations on August 10, 2011. The duration of the TI Fund is ten years from the final subscription closing date (the “Final Closing”), which occurred on July 1, 2012, subject to two two-year extensions which may be approved by the Board of Managers of the TI Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TI Fund may be extended by majority interest of its Members (as defined below).

The TI Fund’s investment objective is to provide attractive long-term returns. The TI Fund pursues its investment objective by investing substantially all of its assets in Excelsior Private Markets Fund II (Master), LLC (the "Company"). The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts (the "Portfolio Funds"). Neither the Company, the TI Fund, nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TI Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TI Fund's financial statements. The percentage of the Company's members' contributed capital owned by the TI Fund at September 30, 2013 was approximately 40.18%.

Bank of America Capital Advisors LLC (the "Investment Adviser"), an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser of the Company and provides management services to the TI Fund. Its principal office is located at 100 Federal Street, Boston, MA 02110. The Investment Adviser is controlled by Bank of America, a financial holding company which has its principal executive office at 101 North Tryon Street, Charlotte, NC 28255. The Investment Adviser provides various management and administrative services to the Company and the TI Fund.

The Board has overall responsibility to manage and supervise the operation of the TI Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the TI Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TI Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged the Investment Adviser to manage the day-to-day operations of the TI Fund.

6

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2013 (Unaudited)

2. Significant Accounting Policies

A. Basis of Accounting

The TI Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the TI Fund in the preparation of its financial statements.

B. Valuation of Investments

The TI Fund records its investment in the Company at fair value. The net asset value of the TI Fund is determined by the Investment Adviser as of the last business day of each quarter after the Company has received reports from the Portfolio Funds related to that quarter and at such other times as deemed appropriate by the valuation committee of the Board on the advice of the Investment Adviser, as valuation agent, in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Investment Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board. The value of the TI Fund's investment in the Company reflects the TI Fund's proportionate interest in the total members' contributed capital of the Company at September 30, 2013. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to this report.

C. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At September 30, 2013, the TI Fund did not hold any cash equivalents.

D. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

E. Investment Gains and Losses

The TI Fund records its share of the Company's investment income, expenses, and realized and unrealized gains and losses in proportion to the TI Fund's aggregate commitment to the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to this report.

7

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2013 (Unaudited)

F. Income Taxes

The TI Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these statements. The TI Fund has a tax year end of December 31.

Differences arise in the computation of Members' capital for financial reporting in accordance with GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TI Fund's investment in the Company for federal income tax purposes is based on amounts reported to the TI Fund on Schedule K-1 from the Company. Based on the amounts reported to the TI Fund on Schedule K-1 as of December 31, 2012, and after adjustment for purchases and sales between December 31, 2012 and September 30, 2013, the estimated cost of the TI Fund’s investment in the Company at September 30, 2013, for federal income tax purposes aggregated $16,035,425. The net and gross unrealized appreciation for federal income tax purposes on the TI Fund's investment in the Company was estimated to be $5,795,546.

The TI Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TI Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2012, the tax year that remains subject to examination by the major tax jurisdictions under the statute of limitations is 2012 (with limited exceptions). FASB ASC 740-10 requires the Investment Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Investment Adviser has reviewed the TI Fund’s tax positions for the open tax year and has concluded that no provision for taxes is required in the TI Fund’s financial statements. The TI Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2013, the TI Fund did not incur any interest or penalties.

G. Contribution Policy

Capital contributions shall be credited to Members’ capital accounts when paid. Capital contributions will be determined based on a percentage of commitments. For the six months ended September 30, 2013, the TI Fund issued 2,372.21 units.

H. Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the TI Fund’s limited liability company agreement. Distributions from the TI Fund are made in the following priority:

8

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2013 (Unaudited)

(a) First, to Members of the TI Fund (including the Investment Adviser) until they have received a 125% return of all drawn commitments; and

(b) Then, a 95% - 5% split between the Members (including the Investment Adviser) and the Investment Adviser, respectively. The Investment Adviser will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

I. Restrictions on Transfers

Interests of the TI Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

J. Fund Expenses

The TI Fund bears its own expenses and, indirectly bears a pro rata portion of the Company’s expenses incurred in the course of business, not otherwise borne by the Investment Adviser, including, but not limited to, all Advisory Fees and incentive carried interest payable to the Investment Adviser; accounting, audit and tax preparation fees and expenses; administrative expenses and fees; legal fees and expenses; custody and escrow fees and expenses; the costs of any errors and omissions/directors and officers liability insurance policy and a fidelity bond; all costs and charges for equipment or services used in communicating information regarding the Company’s transactions among the Investment Adviser and any custodian or other agent engaged by the Company; expenses (including financing, due diligence, travel and other costs) related to the holding, monitoring, follow-on investments and disposition of the Portfolio Funds; interest expenses; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board. The TI Fund will also indirectly bear through its investment in the Company, the management fees of the Portfolio Funds, as well as carried interest allocations in such Portfolio Funds; the expenses of the Portfolio Funds, including without limitation, investment-related expenses, non-investment related interest expense, administrative expenses and fees and disbursements of attorneys and accountants engaged on behalf of the Portfolio Funds and other ordinary and extraordinary expenses. These expenses, including incentive fees and allocations, allocated to the Company attributable to its investments in the Portfolio Funds are not broken out separately on the accompanying Statement of Operations of the TI Fund, and are not included in the expense ratios shown in the accompanying Financial Highlights of the TI Fund.  The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains and losses on investments on the accompanying Statement of Operations.

9

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2013 (Unaudited)

K. Incentive Carried Interest

Incentive carried interest (the “Incentive Carried Interest”) is not earned by the Investment Adviser until 125% of all drawn capital commitments are returned to the Members (including the Investment Adviser). After a 125% return of all drawn commitments has been made, all future distributions will be split 95% to Members (including the Investment Adviser) pro rata in accordance with their respective capital contributions and 5% to the Investment Adviser. The Investment Adviser will not collect any of the Incentive Carried Interest that it may have earned until after the fourth anniversary of the Final Closing (the anticipated timeframe in which all, or substantially all, of the commitments that the TI Fund intends to invest will have been drawn). Incentive Carried Interest is accrued based on the net asset value of the TI Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Investment Adviser in the period in which it occurs. At September 30, 2013, the accrued and unpaid Incentive Carried Interest was $0.

3. Advisory Fee, Management Fee, Administration Fee and Related Party Transactions

The Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Investment Adviser provides certain management and administrative services to the TI Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration of the advisory and other services provided by the Investment Adviser, the Company pays the Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2013, the Company incurred Advisory Fees totaling $663,152 of which $266,448 was allocated to the TI Fund.

In consideration for the services provided under the Management Agreement, the TI Fund pays the Investment Adviser a management fee (the "Management Fee") quarterly in arrears at the annual rate of 0.50% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the Underlying Commitments attributable to the TI Fund (based on the TI Fund’s commitments to the Company relative to those of the Feeder Funds invested in the Company) and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2013, the TI Fund incurred Management Fees totaling $133,225.

Certain general and administrative expenses, such as occupancy and personnel costs are borne by Bank of America or other affiliates and are not reflected in these financial statements.

10

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2013 (Unaudited)

Pursuant to an Administrative and Accounting Services Agreement, the TI Fund retains J. D. Clark & Company (the “Administrator”), a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation, and investor services to the TI Fund. In consideration for these services, the TI Fund pays the Administrator a fixed fee of $4,875 per calendar quarter. For the six months ended September 30, 2013, the TI Fund incurred administration fees totaling $9,750. In addition, UMB Bank N.A. serves as the TI Fund's custodian.

The Board is made up of five managers, each of whom is not an “interested person” of the TI Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $40,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services. For the six months ended September 30, 2013, the Company incurred $100,000 in Board of Managers fees, of which $40,179 was allocated to the TI Fund.

Until the Final Closing, Merrill Lynch, Pierce, Fenner & Smith Incorporated served as the placement agent (the "Placement Agent") of the TI Fund. Investors may have been charged a placement fee (the "Placement Fee") of up to 2.50%.

An “affiliated person” (as defined in the Investment Company Act) of another person means (i) any person directly or indirectly owning, controlling, or holding with power to vote, 5 percent or more of the outstanding voting securities of such other person; (ii) any person 5 percent or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by such other person; (iii) any person directly or indirectly controlling, controlled by, or under common control with, such other person; (iv) any officer, director, partner, copartner, or employee of such other person; (v) if such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (vi) if such other person is an unincorporated investment company not having a board of directors, the depositor thereof. As of September 30, 2013, two Members had ownership of approximately 41.50% and 5.31% of the TI Fund’s total commitments and are deemed “affiliated members” (the “Affiliated Members”). The affiliation between the Affiliated Members and the TI Fund is based solely on the commitments made and percentage ownership.

Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the Company invests and with companies in which the Portfolio Funds invest.

4. Capital Commitments from Members

At September 30, 2013, capital commitments from Members totaled $60,247,475. Capital contributions received by the TI Fund with regard to satisfying Member commitments totaled $24,098,990, which represents approximately 40% of committed capital at September 30, 2013. As of September 30, 2013, the TI Fund had distributed $6,024,748, of which $4,819,798 is recallable.

11

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2013 (Unaudited)

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the TI Fund are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined in Note 2.H.

6. Indemnifications

In the normal course of business, the TI Fund enters into contracts that provide general indemnifications. The TI Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TI Fund, and therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

7. Concentrations of Market, Credit, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

Further, a significant portion of the Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

12

Excelsior Private Markets Fund II (TI), LLC
Notes to Financial Statements
September 30, 2013 (Unaudited)

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the TI Fund, through its investment in the Company, may be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the TI Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

8. Subsequent Events

The TI Fund has evaluated all events subsequent to the balance sheet date of September 30, 2013, through the date these financial statements were issued and has noted the following:

On October 30, 2013, the TI Fund called two percent of Members’ commitments.

The Investment Adviser has voluntarily reduced its Advisory Fee and/or Management Fee to the extent necessary to ensure that the combined Advisory Fee and Management Fee paid does not exceed the amount that would have been paid using the annual rate of 1.5% of total commitments from Members, measured over the life of the TI Fund. Any such fee reduction will not, however, impact the Investment Adviser’s right to receive Incentive Carried Interest, if any. No such fee reduction was incurred during the reporting period.

13

Excelsior Private Markets Fund II (TI), LLC
Supplemental Information
September 30, 2013 (Unaudited)

Proxy Voting and Form N-Q

A description of the TI Fund’s policies and procedures used to determine how to vote proxies relating to the TI Fund’s portfolio securities, as well as information regarding proxy votes cast by the TI Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TI Fund toll-free at 866-637-2587 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TI Fund did not receive any proxy solicitations during the six months ended September 30, 2013.

The TI Fund files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The TI Fund’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the TI Fund toll-free at 866-637-2587.

14

Excelsior Private Markets Fund II (master), LLC

Financial Statements

(Unaudited)

For the six months ended September 30, 2013

Excelsior Private Markets Fund II (Master), LLC

For the six months ended September 30, 2013

Excelsior Private Markets Fund II (Master), LLC

Statement of Assets, Liabilities and Members’ Equity – Net Assets

September 30, 2013 (Unaudited)

Assets

Investments, at fair value (cost $41,742,730)	$52,494,149
Cash and cash equivalents	2,090,402
Due from Portfolio Fund	141,699
Other assets	17

Total Assets	$54,726,267

Liabilities

Advisory fee payable	$349,559
Due to Portfolio Fund	72,032
Professional fees payable	64,558
Custody fees payable	2,584
Other payables	269

Total Liabilities	489,002

Members’ Equity - Net Assets	$54,237,265

Members’ Equity - Net Assets consists of:
Members’ capital paid-in	$41,985,291
Member's capital distributed	(96,943)
Accumulated net investment loss	(2,865,731)
Accumulated net realized gains	4,463,229
Accumulated net unrealized appreciation on investments	10,751,419

Total Members' Equity - Net Assets	$54,237,265

Units of Membership Interests outstanding (unlimited units authorized)	39,997.47
Net Asset Value Per Unit	$1,356.02

The accompanying notes are an integral part of these financial statements.

1

Excelsior Private Markets Fund II (Master), LLC

Schedule of Investments

September 30, 2013 (Unaudited)

Portfolio Funds (A),(B),(D),(E)	Acquisition Type	Acquisition Dates (C)	Geographic Region (F)	Fair Value

Buyout/Growth (69.02%)
Advent International GPE VII-B, L.P.	Primary	8/2012 - 9/2013	North America	$2,591,039
Apax US VII, L.P.	Secondary	12/2011 - 3/2013	North America	12,590,439
Apax VIII - B, L.P.	Primary	6/2013 - 9/2013	Europe	409,659
BC European Capital IX	Primary	3/2012 - 8/2013	Europe	1,344,229
Carlyle Partners III, L.P.	Secondary	4/2012 - 6/2012	North America	19,099
CHAMP 1A Trust	Secondary	7/2012	Oceania	140,811
CVC European Equity Partners II, L.P.	Secondary	3/2012	Europe	340,003
Doughty Hanson & Co III	Secondary	2/2012	Europe	759,605
FTV IV, L.P.	Primary	12/2012 - 8/2013	North America	3,078,554
Green Equity Investors VI, L.P.	Primary	11/2012 - 9/2013	North America	1,306,108
Grey Mountain Partners Fund III, L.P.	Primary	7/2013	North America	-
Hancock Mezzanine Partners, L.P.	Secondary	5/2012 - 6/2012	North America	89,883
HgCapital 7, L.P.	Primary	-	Europe	-
HgCapital Mercury C, L.P.	Primary	12/2011 - 9/2013	Europe	308,774
Industri Kapital 1997 Limited Partnership III	Secondary	2/2012 - 6/2012	Europe	223,329
Permira Europe I	Secondary	3/2012	Europe	72,908
Ridgewood Energy Oil & Gas Fund II, L.P.	Primary	5/2013 - 9/2013	North America	767,865
Silver Lake Kraftwerk Fund, L.P.	Primary	12/2012 - 8/2013	North America	148,151
SPC Partners V, L.P.	Primary	7/2012 - 3/2013	North America	481,080
Thomas H. Lee Equity Fund VI, L.P.	Secondary	4/2012 - 8/2013	North America	7,556,761
Vision Capital Partners IV, L.P.	Secondary	2/2012	Europe	1,163,404
Vision Capital Partners VII L.P.	Secondary	7/2012 - 6/2013	Europe	4,040,507
				37,432,208
Special Situations (8.17%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 7/2013	North America	1,816,950
Australasian Media & Communications Fund No. 2-A	Secondary	7/2012	Oceania	180,167
Australasian Media & Communications Fund No. 2-B	Secondary	7/2012	Oceania	180,167
Royalty Opportunities S.àr.l.	Primary	8/2011 - 5/2013	Europe	1,740,171
Technology Venture Partners No. 3 Fund	Secondary	7/2012 - 2/2013	Oceania	512,435
				4,429,890
Venture Capital (19.60%)
Abingworth Bioventures II SICAV	Secondary	3/2012	Europe	42,232
Abingworth Bioventures II A LP	Secondary	2/2012	Europe	764
Battery Ventures X Side Fund, L.P.	Primary	7/2013 - 8/2013	North America	236,484
Battery Ventures X, L.P.	Primary	6/2013 - 8/2013	North America	283,150
Boulder Ventures III, L.P.	Secondary	3/2012	North America	113,690
Columbia Capital Equity Partners II (Cayman), L.P.	Secondary	2/2012 - 8/2013	North America	7,585
DFJ Growth 2013, L.P.	Primary	7/2013	North America	661,435
Francisco Partners, L.P.	Secondary	4/2012	North America	1,696,580
Intersouth Partners V, L.P.	Secondary	3/2012	North America	202,309
InterWest Partners IX, L.P.	Secondary	12/2011 - 9/2013	North America	2,249,931
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	713,696
InterWest Partners X, L.P.	Secondary	12/2011 - 8/2013	North America	1,003,291
JK&B Capital III, L.P.	Secondary	4/2012 - 7/2012	North America	99,424
Lightspeed China Partners I, L.P.	Primary	5/2012 - 9/2013	North America	691,693
Lightspeed Venture Partners IX, L.P.	Primary	3/2012 - 8/2013	North America	1,390,945
MPM BioVentures II-QP, L.P.	Secondary	2/2012 - 5/2012	North America	179,576
Polaris Venture Partners III, L.P.	Secondary	3/2012	North America	354,755
Sofinnova Capital III FCPR	Secondary	2/2012	Europe	8,286
Sofinnova Venture Partners V, L.P.	Secondary	4/2012	North America	129,865
Trinity Ventures XI, L.P.	Primary	4/2013 - 9/2013	North America	445,503
Tudor Ventures II L.P.	Secondary	4/2012 - 4/2013	North America	120,857
				10,632,051

Total Investments in Portfolio Funds (cost $41,742,730) (96.79%)				52,494,149
Other Assets & Liabilities (Net) (3.21%)				1,743,116
Members' Equity - Net Assets (100.00%)				$54,237,265

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2013 aggregated $41,742,730. Total fair value of illiquid and restricted securities at September 30, 2013 was $52,494,149 or 96.79% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	The estimated cost of the Portfolio Funds at September 30, 2013, for federal income tax purposes aggregated $39,434,834. The net unrealized appreciation for federal income tax purposes was estimated to be $13,059,315. The net appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $15,100,224 and $2,040,909, respectively.
(E)	Calculated as fair value divided by the Fund's Members' Equity - Net Assets.
(F)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these financial statements.

2

Excelsior Private Markets Fund II (Master), LLC

Statement of Operations

For the six months ended September 30, 2013 (Unaudited)

Investment Income:

Interest	$107

Total Investment Income	107

Operating Expenses:

Advisory fee	663,152
Board of Managers' fees	100,000
Legal fees	86,767
Administration fee	32,500
Professional fees	29,298
Custody fees	7,260
Other fees	1,664

Total Operating Expenses	920,641

Net Investment Loss	(920,534)

Net Realized and Unrealized Gain on Investments (Note 2)
Net realized gain on investments	1,627,986
Net change in unrealized appreciation on investments	5,303,815

Net Realized and Unrealized Gain on Investments	6,931,801

Net Increase in Members’ Equity – Net Assets Resulting from Operations	$6,011,267

The accompanying notes are an integral part of these financial statements.

3

Excelsior Private Markets Fund II (Master), LLC

Statements of Changes in Members’ Equity – Net Assets

For the year ended March 31, 2013 (Audited)

	Members	Investment Adviser (Note 3)	Total
Members' committed capital	$149,946,465	$1,000	$149,947,465

Members' capital at April 1, 2012	$19,705,542	$207	$19,705,749
Capital contributions	20,339,817	70	20,339,887
Net investment loss	(1,303,051)	(6)	(1,303,057)
Net realized gain on investments	2,402,589	14	2,402,603
Net change in unrealized appreciation on investments	2,679,328	7	2,679,335
Members' capital at March 31, 2013	$43,824,225	$292	$43,824,517

For the six months ended September 30, 2013 (Unaudited)

	Members	Investment Adviser (Note 3)	Total
Members' committed capital	$149,946,465	$1,000	$149,947,465

Members' capital at April 1, 2013	$43,824,225	$292	$43,824,517
Capital contributions	4,498,394	30	4,498,424
Capital distributions	(96,943)	-	(96,943)
Net investment loss	(920,528)	(6)	(920,534)
Net realized gain on investments	1,627,975	11	1,627,986
Net change in unrealized appreciation on investments	5,303,780	35	5,303,815
Members' capital at September 30, 2013	$54,236,903	$362	$54,237,265

The accompanying notes are an integral part of these financial statements.

4

Excelsior Private Markets Fund II (Master), LLC

Statement of Cash Flows

For the six months ended September 30, 2013 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$6,011,267
Contributions to investments in Portfolio Funds	(7,464,167)
Proceeds received from investments	3,750,135
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Net realized gain on investments	(1,627,986)
Change in net unrealized (appreciation) depreciation on investments	(5,303,815)
Changes in assets and liabilities related to operations
(Increase) decrease in due from Portfolio Fund	(141,699)
(Increase) decrease in other assets	(6)
Increase (decrease) in advisory fee payable	103,389
Increase (decrease) in due to Portfolio Fund	72,032
Increase (decrease) in professional fees payable	5,558
Increase (decrease) in administration fee payable	(16,250)
Increase (decrease) in custody fees payable	1,479
Increase (decrease) in other payables	(66)

Net cash provided by (used in) operating activities	(4,610,129)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	4,498,424
Distributions to Members	(96,943)

Net cash provided by/(used in) financing activities	4,401,481

Net change in cash and cash equivalents	(208,648)
Cash and cash equivalents at beginning of period	2,299,050

Cash and cash equivalents at end of period	$2,090,402

Noncash activities
Receipt of in-kind distributions of securities from underlying
Portfolio Funds, at value on the date of distribution	$56,051

The accompanying notes are an integral part of these financial statements.

5

Excelsior Private Markets Fund II (Master), LLC

Financial Highlights

	For the six months ended September 30, 2013 (Unaudited)	For the year ended March 31, 2013	Period from the Commencement of Operations (August 10, 2011) through March 31, 2012
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,203.29	$1,093.89	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(23.67)	(0.09)	(121.14)
Net realized and unrealized gain on investments	178.82	109.49	215.03
Net increase in net assets resulting from operations	155.15	109.40	93.89

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	(2.42)	-	-
NET ASSET VALUE, END OF PERIOD	$1,356.02	$1,203.29	$1,093.89
TOTAL NET ASSET VALUE RETURN (1), (3)	12.89%	12.79%	14.99%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net Assets, end of period in thousands (000's)	$54,237	$43,825	$19,706
Ratios to Average Members' Equity - Net Assets: (4)
Expenses	3.86%	4.49%	7.99%
Net investment loss	(3.86)%	(4.49)%	(7.99)%
Portfolio Turnover Rate	8.23%	17.49%	21.25%

INTERNAL RATES OF RETURN:
Internal Rate of Return, including expenses (5)	21.03%	17.60%	59.05%

(1)	Selected data for a unit of membership interest outstanding throughout each period.
(2)	The net asset value for the year ended March 31, 2012, represents the initial contribution per unit of $1,000. The initial net asset value per unit of $1,000 was adjusted for the subsequent contributions made at a per unit value of $824.01, $1,037.36, $1,217.95, $1,203.29, and $1,286.66.
(3)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period and assumes distributions, if any, were reinvested. The Company's units are not traded in any market; therefore, the market value total investment return is not calculated.
(4)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds. Ratios for the six months ended September 30, 2013 have been annualized.
(5)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser. For the period ended March 31, 2012, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

6

Excelsior Private Markets Fund II (Master), LLC

Notes to the Financial Statements

September 30, 2013 (Unaudited)

1. Organization

Excelsior Private Markets Fund II (Master), LLC (the “Company”) is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on September 8, 2010. The Company commenced operations on August 10, 2011. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), which occurred on July 1, 2012, subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by majority interest of its Members (as defined below).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout/growth, venture capital, and special situations (distressed debt, mezzanine, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be attractive by the Investment Adviser) (collectively the "Portfolio Funds"). Neither the Company nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

Excelsior Private Markets Fund (TI), LLC (the “TI Fund”) and Excelsior Private Markets Fund (TE), LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and Excelsior Private Markets Fund (Offshore), LDC, a Cayman Islands limited duration company (the “Offshore Fund,” and together with the TI Fund and the TE Fund, the “Feeder Funds”), pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's shareholders' capital owned by the TE Fund is 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

Bank of America Capital Advisors LLC (the "Investment Adviser"), an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser of the Company. Its principal office is located at 100 Federal Street, Boston, MA 02110. The Investment Adviser is controlled by Bank of America, a financial holding company which has its principal executive office at 101 North Tryon Street, Charlotte, NC 28255. The Investment Adviser is responsible for identifying, evaluating, structuring, monitoring, and disposing of the Company's investments. The Investment Adviser has made an investment in the Company in exchange for 0.29 units of the Company's net assets.

7

Excelsior Private Markets Fund II (Master), LLC

Notes to the Financial Statements

September 30, 2013 (Unaudited)

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged the Investment Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of September 30, 2013, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ contributed capital was 40.18% and 59.82%, respectively, with the Investment Adviser’s (who is also a Member of the Company) percentage ownership of the Company’s Members’ contributed capital being insignificant.

2. Significant Accounting Policies

A.  Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B.  Valuation of Investments

The Company computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Investment Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Investment Adviser believes to be reliable.  Generally, the value of each Portfolio Fund is determined to be that value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. The Company follows the authoritative guidance under GAAP for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies.

8

Excelsior Private Markets Fund II (Master), LLC

Notes to the Financial Statements

September 30, 2013 (Unaudited)

While the Investment Adviser may rely on a Portfolio Fund’s valuation mechanics, the Investment Adviser must maintain an effective monitoring process and internal controls to comply with the Procedures and the Company’s stated accounting policies.  In reviewing valuations from the Portfolio Funds, the Investment Adviser takes into consideration all reasonably available information from the Portfolio Funds related to valuation.  If the Investment Adviser determines that a Portfolio Fund’s value as reported by that Portfolio Fund does not represent current fair value, or in the event a Portfolio Fund does not report a quarter-end value to the Company on a timely basis, then the Portfolio Fund is valued at its fair value in accordance with the Procedures.  In determining fair value of a Portfolio Fund, the Investment Adviser shall calculate a value for such Portfolio Fund subject to review and supervision by the valuation committee of the Board (the “Valuation Committee”) that it reasonably believes represents the amount the Company could reasonably expect to receive if the Company were able to sell its interests in the Portfolio Fund at that time.  In making such a recommendation and approving a valuation, the Investment Adviser and the Valuation Committee, respectively, take into consideration all reasonably available information and other factors deemed pertinent.  Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 - Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

9

Excelsior Private Markets Fund II (Master), LLC

Notes to the Financial Statements

September 30, 2013 (Unaudited)

All of the Company's investments in the Portfolio Funds have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in such Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market." These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of September 30, 2013.

	Level 1	Level 2	Level 3	Total
Assets:
Buyout/Growth	$-	$-	$37,432,208	$37,432,208
Special Situations	-	-	4,429,890	4,429,890
Venture Capital	-	-	10,632,051	10,632,051
Totals	$-	$-	$52,494,149	$52,494,149

10

Excelsior Private Markets Fund II (Master), LLC

Notes to the Financial Statements

September 30, 2013 (Unaudited)

Valuation Process for Level 3 Fair Value Measurements

The Company generally uses the capital balance reported by the Portfolio Funds as a primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interest, any potential clawbacks by the Portfolio Funds and the fair value of the Portfolio Funds’ investment portfolio or other assets and liabilities. The valuation process for investments categorized in Level 3 of the fair value hierarchy is completed on a quarterly basis and is designed to subject the valuation of Level 3 investments to an appropriate level of consistency, oversight and review. The Investment Adviser has responsibility for the valuation process and the fair value of investments reported in the financial statements. The Investment Adviser performs initial and ongoing investment monitoring and valuation assessments. The Investment Adviser’s due diligence process includes evaluating the operations and valuation procedures of the managers of the Portfolio Funds and the transparency of those processes through background and reference checks, attendance at investor meetings and periodic site visits. In determining the fair value of investments, the Investment Adviser reviews periodic investor reports and interim and annual audited financial statements received from the Portfolio Funds, reviews material quarter over quarter changes in valuation and assesses the impact of macro market factors on the performance of the Portfolio Funds. The Board reviews investment transactions and monitors performance of the managers of the Portfolio Funds. The fair value recommendations of the Investment Adviser are reviewed and supervised by the Board on a quarterly basis.

Significant Unobservable Inputs

At September 30, 2013, the Company had investments in Portfolio Funds valued at $52,494,149. The fair value of investments valued at $51,149,920 in the Company's Schedule of Investments have been valued at the unadjusted net asset value reported by the managers of the Portfolio Funds. The fair value of the investment valued at $1,344,229 in the Company’s Schedule of Investments has been valued at the net asset value reported by the managers of the Portfolio Funds, adjusted to account for differences in the basis of accounting utilized by the Portfolio Funds and GAAP.

The following table includes a rollforward of the amounts as of September 30, 2013 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

	Buyout/Growth	Special Situations	Venture Capital	Total
Balance as of April 1, 2013	$29,820,408	$3,757,373	$8,270,535	$41,848,316
Net change in unrealized appreciation on investments	5,508,457	171,476	(376,118)	5,303,815
Net realized gain on investments	611,610	56,355	964,092	1,632,057
Contributions	3,651,138	1,072,815	2,740,214	7,464,167
Distributions	(2,159,405)	(628,129)	(966,672)	(3,754,206)
Balance as of September 30, 2013	$37,432,208	$4,429,890	$10,632,051	$52,494,149

The net change in unrealized appreciation relating to Level 3 investments still held at the reporting date is $5,303,815.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 at the end of the reporting period.

11

Excelsior Private Markets Fund II (Master), LLC

Notes to the Financial Statements

September 30, 2013 (Unaudited)

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.

Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Company’s Portfolio Funds as of September 30, 2013 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

C.  Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At September 30, 2013 the Company did not hold any cash equivalents.

D.  Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

E.  Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company will recognize within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation (depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments, within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company, and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

12

Excelsior Private Markets Fund II (Master), LLC

Notes to the Financial Statements

September 30, 2013 (Unaudited)

F.  Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Members and, accordingly, there is no provision for income taxes reflected in these statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members' capital for financial reporting in accordance with GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. As of September 30, 2013, the Company had not received information to determine the tax cost of the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2012, and after adjustment for purchases and sales between December 31, 2012 and September 30, 2013, the estimated cost of the Portfolio Funds at September 30, 2013, for federal income tax purposes aggregated $39,434,834. The net unrealized appreciation for federal income tax purposes was estimated to be $13,059,315. The net appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $15,100,224 and $2,040,909, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2012, the tax year that remains subject to examination by the major tax jurisdictions under the statute of limitations is 2012 (with limited exceptions). FASB ASC 740-10 requires the Investment Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Investment Adviser has reviewed the Company’s tax positions for the open tax period and has concluded that no provision for taxes is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2013, the Company did not incur any interest or penalties.

G.  Contribution Policy

Capital contributions shall be credited to Members’ capital accounts when paid. Capital contributions will be determined based on a percentage of commitments. For the six months ended September 30, 2013, the Company issued 3,576.95 units.

13

Excelsior Private Markets Fund II (Master), LLC

Notes to the Financial Statements

September 30, 2013 (Unaudited)

H.  Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with Members’ respective percentage interests, as defined in the Company’s limited liability company agreement (the “LLC Agreement”).

I.  Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

J.  Company Expenses

The Company bears certain expenses not otherwise borne by the Investment Adviser, including, but not limited to, all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Fund managers, all costs and expenses directly related to portfolio transactions and positions for the Company’s account such as direct and indirect expenses associated with the Company’s investments and prospective investments, including all costs and expenses incurred in connection with its investments in Portfolio Funds, transfer taxes and premiums, taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys and accountants engaged on behalf of the Company; audit and tax preparation fees and expenses; administrative expenses and fees; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Advisory Fee payable to the Investment Adviser; fees and travel-related expenses of the Board who are not employees of the Investment Adviser or any affiliate of the Investment Adviser; all costs and charges for equipment or services used in communicating information regarding the Company’s transactions among the Investment Adviser and any custodian or other agent engaged by the Company; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board. Expenses, including incentive fees and allocations, of the Portfolio Funds are not broken out separately on the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights.  The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

K.  Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

14

Excelsior Private Markets Fund II (Master), LLC

Notes to the Financial Statements

September 30, 2013 (Unaudited)

Contributed capital and distributions received from these foreign Portfolio Companies are translated into the U.S. dollar using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although Members' Equity - Net Assets of the Company are presented at the exchange rates and values of prevailing at the end of the period, the Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3.  Advisory Fee, Administration Fee and Related Party Transactions

The Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the six months ended September 30, 2013, the Company incurred Advisory Fees totaling $663,152.

Certain general and administrative expenses, such as occupancy and personnel costs are borne by Bank of America or other affiliates and are not reflected in these financial statements.

Pursuant to an Administrative and Accounting Services Agreement, the Company retains J. D. Clark & Company (the “Administrator”), a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation, to provide administration, accounting, tax preparation and investor services to the Company. In consideration for these services, the Company pays the Administrator a variable fee between 0.01% and 0.02%, based on average quarterly net assets subject to a minimum quarterly fee. For the six months ended September 30, 2013, the Company incurred administration fees totaling $32,500. In addition, UMB Bank N.A. serves as the Company's custodian.

The Board is made up of five managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). The Independent Managers are each paid an annual retainer of $40,000. Compensation to the Board is paid and expensed by the Company on a quarterly basis. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing their services to the Company. For the six months ended September 30, 2013, the Company incurred $100,000 in directors’ fees.

15

Excelsior Private Markets Fund II (Master), LLC

Notes to the Financial Statements

September 30, 2013 (Unaudited)

4.  Capital Commitments from Members

At September 30, 2013, capital commitments from Members totaled $149,947,465. Capital contributions received by the Company with regard to satisfying Member commitments totaled $41,985,290, which represents approximately 28% of committed capital at September 30, 2013.

5.  Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the Company are allocated to Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Members’ percentage interests, as defined in the Company's LLC Agreement.

6.  Capital Commitments of the Company to Portfolio Funds

As of September 30, 2013, the Company has total capital commitments of $138,683,840 to the Portfolio Funds with remaining unfunded commitments to the Portfolio Funds totaling $93,965,423.

7.  Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

The following Portfolio Funds represent 5% or more of Members’ Equity – Net Assets of the Company. Thus, the Portfolio Funds’ investment objectives and restrictions on redemptions are disclosed below.

Apax US VII, L.P. represents 23.21% of Members’ Equity – Net Assets of the Company. The objective of Apax US VII, L.P. is to seek long-term capital growth through the provision of risk capital.

FTV IV, L.P. represents 5.68% of Members’ Equity – Net Assets of the Company. The objective of FTV IV, L.P. is to invest in high-growth, lower middle market companies, partner with strong management teams to increase companies’ values and realize high returns for investors.

16

Excelsior Private Markets Fund II (Master), LLC

Notes to the Financial Statements

September 30, 2013 (Unaudited)

Thomas H. Lee Equity Fund VI, L.P. represents 13.93% of Members’ Equity – Net Assets of the Company. The objective of Thomas H. Lee Equity Fund VI, L.P. is to make equity investments in friendly management-led acquisitions and recapitalizations.

Vision Capital Partners VII L.P. represents 7.45% of Members’ Equity – Net Assets of the Company. The objective of Vision Capital Partners VII L.P. is to invest in unquoted companies in order to achieve income and capital gains.

Included within the underlying investment portfolio of these Portfolio Funds is one investment that represents 5% or more of the net assets of the Company.

HUB International Ltd, an insurance brokerage company, is held in Apax US VII, L.P. at September 30, 2013 and represents approximately 6.65% of the net assets of the Company. The Company’s share of fair value of this investment at September 30, 2013 is $3,607,174.

8.  Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9.  Concentrations of Market, Credit, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Company’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner.

17

Excelsior Private Markets Fund II (Master), LLC

Notes to the Financial Statements

September 30, 2013 (Unaudited)

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, operations in new or developing industries, and concentration of investments in one industry or geographical area.

Further, a significant portion of the Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the Company may be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments (including the complete devaluation of the Company). In addition, defaults by Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Investment Adviser has taken steps to mitigate this risk there is no guarantee that such measures will be sufficient or successful.

10.  Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of September 30, 2013, through the date these financial statements were issued and has noted the following:

On October 4, 2013, the Company made a commitment of $7,000,000 to Lone Star Real Estate Partners III, L.P.

18

Excelsior Private Markets Fund II (Master), LLC

Notes to the Financial Statements

September 30, 2013 (Unaudited)

On October 7, 2013, the Company made a commitment of $7,000,000 to Platinum Equity Capital Partners International III (Cayman), L.P.

The Investment Adviser has voluntarily reduced its Advisory Fee and/or Management Fee to the extent necessary to ensure that the combined Advisory Fee and Management Fee paid does not exceed the amount that would have been paid using the annual rate of 1.5% of total commitments from Members, measured over the life of the Company. Any such fee reduction will not, however, impact the Investment Adviser’s right to receive incentive carried interest, if any. No such fee reduction was incurred during the reporting period.

19

Excelsior Private Markets Fund II (Master), LLC

Supplemental Information

September 30, 2013 (Unaudited)

Advisory Agreement Approval

At a meeting held in person on June 20, 2013, the Board, including a majority of the Independent Managers, approved the continuation of the Company’s investment advisory agreement (the “Advisory Agreement”) with the Adviser for an additional one year period. The Independent Managers were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser.

In considering this matter, the Board reviewed various written materials, including: performance information on and fees and expenses of funds with similar strategies, including unregistered funds and funds managed by the Adviser and its affiliates; certain biographical information about the senior management and key personnel of the Adviser; and information relating to the costs and profitability of the Adviser (“Profitability Analysis”) from its relationship with the Company. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement.

The Board discussed and reviewed several factors including the nature, extent and quality of services that the Adviser provides to the Company. The Board also discussed the structure and capabilities of the Adviser, including technology and operational support, which support the services provided to the Company. The Board agreed that the Company benefits from these services, and assessed the nature, scope and quality of services provided to the Company by the Adviser as indicated by the materials and information supplied to the Board. In doing so, the Board considered the Adviser’s extensive administrative and compliance infrastructure. Representatives of the Adviser confirmed that the Adviser has adequate resources to deliver all required services to the Company. The Board also discussed the experience and qualifications of key personnel of the Adviser and reviewed biographical information regarding such personnel. The Board also reviewed the financial information and other information provided regarding the Adviser and Bank of America included in the materials distributed in connection with the consideration of the continuation of the Advisory Agreement and requested clarification on certain items contained in the Adviser's financial statements, which management agreed to provide. The Independent Managers noted their overall satisfaction with the nature, quality and extent of services provided by the Adviser and concluded that the Company was receiving all services required from the Adviser under the Advisory Agreement, and that the quality of these services was satisfactory.

The Board also considered the investment performance of the Company and compared the performance of the Company to that of funds with similar strategies. The Board concluded that the Company’s performance compared favorably with the performance of similar registered funds, noting that there were relatively few registered funds with similar investment programs.

20

Excelsior Private Markets Fund II (Master), LLC

Supplemental Information

September 30, 2013 (Unaudited)

The Board also considered information comparing the fees and expenses of the Company to those of other funds with similar strategies, including unregistered funds and other funds managed by the Adviser and its affiliates. In this regard, the Independent Managers determined that the fees and expenses of the Company are within the range of those of similar funds.

The Board reviewed and discussed the Profitability Analysis which included the dollar amounts of expenses allocated to the Funds and profits realized by the Adviser. Representatives of the Adviser noted that the Adviser had not received any significant indirect benefits from its relationship with the Company. After reviewing the information contained in the Profitability Analysis, and other information discussed at the meeting, the Board determined that the current profitability to the Adviser was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Company and the Adviser’s service levels, the current profitability of the Adviser resulting from its relationships with the Company was not excessive.

With regard to economies of scale, the Board considered the fact that economies of scale are realized when there is a significant increase in a fund’s assets. The Independent Managers accepted management’s assertion that, although the net assets of the Company have grown since its inception, the assets of the Company have not reached a size for the Adviser to realize significant economies of scale that could be shared with the Company’s Members.

The Board, including a majority of the Independent Managers, determined that it is in the best interest of the Company and its Members that the Adviser continue to serve as the investment adviser of the Company and approved the continuance of the Advisory Agreement for an additional annual period.

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Company toll-free at 866-637-2587 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the six months ended September 30, 2013.

The Company files a complete schedule of portfolio holdings with the SEC within sixty days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company toll-free at 866-637-2587.

21

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Not applicable

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Excelsior Private Markets Fund II (TI), LLC

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date December 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James D. Bowden
James D. Bowden, Principal Executive Officer

Date December 9, 2013

By (Signature and Title)	/s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date December 9, 2013